EXHIBIT 99.1

John Deere Owner Trust 2013-B

Statement to Noteholders

$257,000,000 Class A-1 0.25000% Asset Backed Notes due September 26, 2014

$227,000,000 Class A-2 0.55% Asset Backed Notes due January 15, 2016

$277,000,000 Class A-3 0.87% Asset Backed Notes due August 15, 2017

$87,613,000 Class A-4 1.39% Asset Backed Notes due December 16, 2019

$21,759,823 Asset Backed Certificates

Payment Date:				15-Sep-14

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$120,499,015.38
		(ii)	A-2 Note Pool Factor:	0.5308327

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$277,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$15,400,152.84
		per $1,000 original principal amount:		$67.84

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$15,400,152.84

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$55,228.72
			per $1,000 original principal amount:	$0.24

		(iii)	Class A-3 Notes:	$200,825.00
			per $1,000 original principal amount:	$0.73

		(iv)	Class A-4 Notes:	$101,485.06
			per $1,000 original principal amount:	$1.16

		(v)	Total:	$357,538.78

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$512,148,014.98
		(ii)	at end of related Collection Period:	$495,842,052.87

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$506,871,838.51
		(ii)	at end of related Collection Period:	$491,471,685.67

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$105,098,862.54
		(ii)	A-2 Note Pool Factor:	0.4629906

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$277,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,759,823.13
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$426,790.01
	per $1,000 original principal amount:			$0.48
	(a)	Amount of Servicing Fee earned:		$426,790.01
	(b)	Amount of Servicing Fee paid:		$426,790.01
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,879,661.00
	(ii)	Specified Reserve Account Balance:		$10,879,661.00

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$5,139,832.95
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.04%

(10)	(i)	Aggregate amount of net losses for the collection period:		$208,452.70
	(ii)	Cumulative amount of net losses:		$949,940.45
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.11%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$119,866.99
		(ii)	% of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%